Note 5 - Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Interest-bearing Domestic Deposit, Brokered	$ 28,976	$ 15,435